Financial debt - Maturity of long term debt and of short term borrowings and debt (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Bank borrowings	€ 45,197	€ 27,206	€ 29,689
Derivatives	97,715	10,265	9,876
Accrued interest payable on loans	4,477	3,719	316
Lease liabilities	4,654	6,565	4,510
Royalty certificates liabilities	29,207	6,327
Total debt	181,250	54,082	44,390	€ 10,119
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Bank borrowings	3,275	2,928	4,474
Derivatives	73,400
Accrued interest payable on loans	73	82	100
Lease liabilities	2,520	2,298	1,277
Total debt	79,268	5,308	5,851
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	39,252	4,872	4,999
Derivatives	24,315
Accrued interest payable on loans	4,404
Lease liabilities	2,135	4,267	3,233
Total debt	70,105	9,140	8,232
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	2,002	17,848	17,768
Derivatives		10,265	9,876
Accrued interest payable on loans		3,636	216
Total debt	2,002	31,749	27,860
More than 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	668	1,558	2,448
Royalty certificates liabilities	29,207	6,327
Total debt	€ 29,875	€ 7,885	€ 2,448